Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Brazil Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobile Components — 1.1%
Fras-Le SA	172,290	$793,447
Mahle-Metal Leve SA	138,471	777,151
		1,570,598
Banks — 2.9%
Inter & Co. Inc., Class A, NVS	616,290	4,387,985
Broadline Retail — 0.9%
Magazine Luiza SA	848,760	1,368,226
Capital Markets — 1.8%
Patria Investments Ltd., Class A	154,773	1,971,808
Vinci Partners Investments Ltd., Class A	69,206	671,990
		2,643,798
Commercial Services & Supplies — 2.6%
GPS Participacoes e Empreendimentos SA(a)	1,037,171	2,720,092
Orizon Valorizacao de Residuos SA(b)	122,643	1,113,104
		3,833,196
Communications Equipment — 0.4%
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	249,059	640,120
Consumer Staples Distribution & Retail — 5.9%
Grupo Mateus SA	1,434,688	2,004,224
Sendas Distribuidora SA	3,451,326	6,770,500
		8,774,724
Diversified Consumer Services — 2.2%
Afya Ltd., Class A	40,869	745,042
Cogna Educacao SA	4,789,649	2,487,150
		3,232,192
Electric Utilities — 3.5%
Alupar Investimento SA	420,652	2,257,157
Transmissora Alianca de Energia Eletrica SA	471,469	2,916,439
		5,173,596
Financial Services — 8.4%
Pagseguro Digital Ltd., Class A	507,118	4,518,421
StoneCo Ltd., Class A(b)	583,164	7,960,189
		12,478,610
Food Products — 5.6%
M Dias Branco SA	173,263	720,377
Marfrig Global Foods SA	656,905	2,918,429
Minerva SA(b)	744,744	656,265
Minerva SA, NVS(b)	411,363	359,614
Sao Martinho SA	397,823	1,471,796
SLC Agricola SA	452,603	1,494,828
Tres Tentos Agroindustrial SA	317,950	775,488
		8,396,797
Ground Transportation — 1.2%
Simpar SA	774,341	721,608
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	1,241,600	1,078,897
		1,800,505
Health Care Providers & Services — 6.0%
Fleury SA	628,466	1,411,975
Hapvida Participacoes e Investimentos SA(a)(b)	12,507,897	6,254,495
Odontoprev SA	700,380	1,347,002
		9,013,472
Hotels, Restaurants & Leisure — 2.8%
Smartfit Escola de Ginastica e Danca SA	990,832	4,159,433
Security	Shares	Value
Household Durables — 5.2%
Cury Construtora e Incorporadora SA	372,475	$1,866,445
Cyrela Brazil Realty SA Empreendimentos e Participacoes	686,056	2,995,160
Direcional Engenharia SA	287,835	2,046,223
MRV Engenharia e Participacoes SA(b)	1,005,549	930,039
		7,837,867
Independent Power and Renewable Electricity Producers — 2.3%
Auren Energia SA	1,129,632	1,951,353
Serena Energia SA, NVS(b)	715,226	1,433,078
		3,384,431
Insurance — 0.8%
IRB-Brasil Resseguros SA(b)	145,471	1,250,346
Interactive Media & Services — 0.7%
VTEX, Class A(b)(c)	156,250	1,001,563
Machinery — 0.7%
Marcopolo SA	525,512	536,584
Tupy SA	165,592	557,329
		1,093,913
Metals & Mining — 3.2%
Aura Minerals Inc.	84,223	1,913,559
Cia. Siderurgica Nacional SA	1,523,061	2,196,915
Sigma Lithium Corp.(b)(c)	157,019	736,419
		4,846,893
Oil, Gas & Consumable Fuels — 5.6%
Brava Energia	947,780	3,131,925
Cosan SA	3,096,623	4,455,845
Petroreconcavo SA	337,062	852,747
		8,440,517
Paper & Forest Products — 0.7%
Dexco SA	1,047,163	1,016,130
Pharmaceuticals — 2.2%
Hypera SA	727,504	3,230,807
Real Estate Management & Development — 6.7%
Allos SA, NVS	970,014	3,768,461
Iguatemi SA	552,537	2,188,122
Multiplan Empreendimentos Imobiliarios SA	851,334	4,001,024
		9,957,607
Specialty Retail — 5.7%
Lojas Renner SA	2,704,281	8,586,370
Textiles, Apparel & Luxury Goods — 3.7%
Azzas 2154 SA	342,565	2,644,330
Grendene SA	805,902	759,474
Vivara Participacoes SA	331,565	1,506,665
Vulcabras SA	175,812	624,003
		5,534,472
Transportation Infrastructure — 3.5%
EcoRodovias Infraestrutura e Logistica SA	888,624	1,048,730
Santos Brasil Participacoes SA	1,102,808	2,637,716
Wilson Sons SA, NVS	506,477	1,538,160
		5,224,606
Water Utilities — 2.8%
Cia de Saneamento de Minas Gerais Copasa MG	485,259	2,026,049
Cia De Sanena Do Parana	382,695	2,192,659
		4,218,708
Total Common Stocks — 89.1% (Cost: $111,152,285)		133,097,482

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Brazil Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Stocks
Banks — 2.0%
Banco ABC Brasil SA, Preference Shares, NVS	185,253	$678,565
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	516,933	1,085,473
Banco Pan SA, Preference Shares, NVS	780,376	1,241,616
		3,005,654
Chemicals — 1.6%
Braskem SA, Class A, Preference Shares, NVS	484,382	932,432
Unipar Carbocloro SA, Preference Shares, NVS	137,207	1,441,759
		2,374,191
Machinery — 1.5%
Marcopolo SA, Preference Shares, NVS	1,761,094	2,232,351
Metals & Mining — 3.8%
Bradespar SA, Preference Shares, NVS	651,120	1,775,937
Cia. de Ferro Ligas da Bahia FERBASA, Preference Shares, NVS	417,690	512,664
Metalurgica Gerdau SA, Preference Shares, NVS	1,619,671	2,367,419
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	1,188,320	1,080,385
		5,736,405
Textiles, Apparel & Luxury Goods — 0.5%
Alpargatas SA, Preference Shares, NVS	438,918	704,479
Water Utilities — 0.8%
Cia. De Sanena Do Parana, Preference Shares, NVS	1,044,054	1,188,354
Total Preferred Stocks — 10.2% (Cost: $12,931,752)		15,241,434
Total Long-Term Investments — 99.3% (Cost: $124,084,037)		148,338,916
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	967,875	$968,262
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	400,000	400,000
Total Short-Term Securities — 0.9% (Cost: $1,368,202)		1,368,262
Total Investments — 100.2% (Cost: $125,452,239)		149,707,178
Liabilities in Excess of Other Assets — (0.2)%		(271,518)
Net Assets — 100.0%		$149,435,660

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$969,314 (a)	$—	$(1,112)	$60	$968,262	967,875	$171,843 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	300,000	100,000 (a)	—	—	—	400,000	400,000	13,356	—
				$(1,112)	$60	$1,368,262		$185,199	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Brazil Small-Cap ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Brazil Index	21	06/20/25	$1,122	$2,258
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$133,097,482	$—	$—	$133,097,482
Preferred Stocks	15,241,434	—	—	15,241,434
Short-Term Securities
Money Market Funds	1,368,262	—	—	1,368,262
	$149,707,178	$—	$—	$149,707,178
Derivative Financial Instruments(a)
Assets
Equity Contracts	$2,258	$—	$—	$2,258

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares